Subsequent Event - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 27, 2026	May 14, 2024	Mar. 03, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 24, 2025	Feb. 28, 2025
Subsequent Events [Line Items]
Proceeds from issue of ordinary shares		$ 226,000
Increase (decrease) in number of ordinary shares issued		20,161,290
Stock Issued During Period Shares Stock Options Exercised				10,415,004	8,757,006
IsoEnergy Ltd. [member]
Subsequent Events [Line Items]
Par value per share						$ 10	$ 2.5
Potential ordinary share transactions [member]
Subsequent Events [Line Items]
Proceeds from exercise of options			$ 7,830
Stock Issued During Period Shares Stock Options Exercised			1,109,494
Potential ordinary share transactions [member] | IsoEnergy Ltd. [member]
Subsequent Events [Line Items]
Number of shares issued	1,666,667
Par value per share	$ 15
Proceeds from issue of ordinary shares	$ 25,000
Proceeds From Equity Financing	$ 57,501
Increase (decrease) in number of ordinary shares issued	3,833,410